Significant Accounting Policies - Schedule of Diluted Net Income (Loss) Per Shares (Details) - shares	9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Diluted Net Income (Loss) Per Shares [Abstract]
Total share of anti-dilutive	571,444	694,128	543,302	180,935
Warrants [Member]
Schedule of Diluted Net Income (Loss) Per Shares [Abstract]
Total share of anti-dilutive			509,580	175,803
Options [Member]
Schedule of Diluted Net Income (Loss) Per Shares [Abstract]
Total share of anti-dilutive			33,722	5,132